Schedule of Future Minimum Lease Payments (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Jun. 01, 2023	Dec. 31, 2022
Leases
2024 (for the nine months remaining)	$ 32,914
2024	43,886	$ 43,886
2025	43,886	43,886
2026	29,258	43,886
Total	149,944	160,916	$ 3,657
Less effects of discounting	25,425	28,986
Lease liability recognized	$ 124,519	131,930
2027 and thereafter		$ 29,258